Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares	Additional Paid-In Capital	Retained Earnings	Statutory Reserve	Accumulated Other Comprehensive Income	Shareholders' Equity	Non-controlling Interests	Total
Balance at beginning at Sep. 30, 2021	$ 59,583	$ 36,390,931	$ 14,693,905	$ 2,857,121	$ 857,066	$ 54,858,606	$ 1,809,852	$ 56,668,458
Balance at beginning (in shares) at Sep. 30, 2021	35,750,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the year			1,076,693			1,076,693	289,564	1,366,257
Appropriation for statutory reserve			(261,421)	261,421
Stock based compensation		20,000				20,000		20,000
Foreign currency translation adjustment					(2,903,157)	(2,903,157)	(188,022)	(3,091,179)
Balance at ending at Sep. 30, 2022	$ 59,583	36,410,931	15,509,177	3,118,542	(2,046,091)	53,052,142	1,911,394	$ 54,963,536
Balance at ending (in shares) at Sep. 30, 2022	35,750,000							35,750,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the year			(7,780,620)			(7,780,620)	(341,450)	$ (8,122,070)
Acquisition of equity interest from unrelated third party shareholders							(28,356)	(28,356)
Contribution from non controlling interest							56,711	56,711
Appropriation for statutory reserve			(44,667)	43,791		(876)	876
Dividend			(1,787,517)			(1,787,517)		(1,787,517)
Foreign currency translation adjustment					(690,996)	(690,996)	(39,907)	(730,903)
Balance at ending at Sep. 30, 2023	$ 59,583	$ 36,410,931	$ 5,896,373	$ 3,162,333	$ (2,737,087)	$ 42,792,133	$ 1,559,268	$ 44,351,401
Balance at ending (in shares) at Sep. 30, 2023	35,750,000							35,750,000